Management’s statement and basis of preparation and presentation of the consolidated financial statements	12 Months Ended
Dec. 31, 2023
Managements Statement And Basis Of Preparation And Presentation Of Consolidated Financial Statements
Management’s statement and basis of preparation and presentation of the consolidated financial statements

2.	Management’s statement and basis of preparation and presentation of the consolidated financial statements

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB), and disclose the applicable significant information related to the consolidated financial statements, which is consistent with the information used by Management in the performance of its duties.

The significant accounting policies applied in the preparation of these consolidated financial statements are described below and/or presented in its respective notes. Those policies were consistently applied in the years presented.

a.	General criteria for preparation and disclosure

The consolidated financial statements were prepared taking into account the historical cost, except for other financial assets and derivative financial instruments that have been measured at fair value.

Assets and liabilities are classified according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are stated as non-current. Deferred income tax and social contribution balances (assets and liabilities) and provision for lawsuits and administrative proceedings are classified as non-current.

In connection with the preparation of these consolidated financial statements, Management concluded that there is no evidence of uncertainties about the ability for the Company to operate as a going concern. Thus, the Company has prepared these financial statements on the basis that it will continue to operate as a going concern.

The Company had a profit of R$ 2,837,422 for the year ended December 31, 2023. The Company’s current liabilities exceeded total current assets by R$ 1,485,561, mainly due to the acquisition of Cozani and payment of obligations related to the 5G license; however, net income increased by approximately R$ 1.2 billion in 2023 in comparison to 2022, and cash flow from operations increased by R$ 3.2 billion during the year (from R$ 9.2 billion in 2022 to R$ 12.4 billion in 2023). On December 31, 2023, the Company’s shareholders’ equity totals R$ 26,015,940.

Interests paid are classified as financing cash flow in the statement of cash flow as it represents costs of obtaining financial resources.

b.	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Real (R$), which is also the functional currency of the Company and its associate.

Transactions in foreign currency are recognized by the exchange rate on the date of transaction. Monetary items in foreign currency are translated into Brazilian reais at the foreign exchange rate prevailing on the balance sheet date, informed by the Central Bank of Brazil. Foreign exchange gains and losses linked to these items are recorded in the statement of income.

c.	Segment information

Operating segments are components of the entity that carry out business activities from which revenues can be obtained and expenses incurred. Its operating results are regularly reviewed by the Company’s Chief Operating Decision Maker (CODM), who makes decisions on resource allocation and evaluates segment performance. For the segment to exist, individualized financial information is required.

The Company’s CODM is the Executive Board, which, along with the Board of Directors, are responsible for making the strategic decisions of the Company and its management.

The Company's strategy is focused on optimizing results, and all the operating activities of the Company are concentrated in TIM. Although there are diverse activities, decision makers understand that the Company represents only one business segment and do not contemplate specific strategies focused only on one service line. All decisions regarding strategic, financial planning, purchases, investments and investment of resources are made on a consolidated basis. The aim is to maximize the consolidated result obtained by operating the SMP, STFC and SCM licenses.

d.	Consolidation procedures

Subsidiaries are all the entities in which the Group retains control. The Group controls an entity when it is exposed to, or has a right over the variable returns arising from its involvement, with the entity and has the ability to interfere in those returns due to its power over the entity. The subsidiaries are fully consolidated as of the date control is transferred to the Group. Consolidation is interrupted beginning as of the date in which the Group no longer holds control.

If the Group loses control exercised over a subsidiary, the corresponding assets (including any goodwill) and liabilities of the subsidiary are written-off at their book values on the date the control is lost, and the write-off of the book value of any non-controlling interests on the date when control is lost (including any components of other comprehensive income attributed to them) also occurs. Any resulting difference as a gain or loss is recorded in income (loss). Any retained investment is recognized at its fair value on the date control is lost.

Intercompany transactions, as well as the balances and unrealized gains and losses in those transactions, are eliminated. The base date of the financial information used for consolidation purposes is the same for all the companies in the Group.

e.	Business combination and goodwill

Business combinations are accounted for under the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at the fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred.

The purchase accounting method is used to record the acquisition of subsidiaries by the Company. The acquisition cost is measured as the fair value of the assets acquired, equity instruments (i.e.: shares) and liabilities incurred or assumed by the acquirer on the date of the change of control. Identifiable assets acquired, contingencies and liabilities assumed in a business combination are initially measured at fair value on the date of acquisition, regardless of the proportion of any non-controlling interests. The portion exceeding the consideration transferred of the Company's interest in the acquired identifiable net assets, is recorded as goodwill. Should the consideration transferred be less than the fair value of the net assets of the acquired subsidiary, the difference is recognized directly in the statement of income as a revenue once concepts and calculations applied are reviewed.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with contractual terms, economic circumstances and pertinent conditions on the acquisition date. This includes separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value on the acquisition date. Subsequent changes to the fair value of the contingent consideration which is deemed to be an asset or liability that is a financial instrument is recognized in the statement of income in accordance with IFRS 9 Financial Instruments.

Goodwill is initially measured at cost (being the excess of the consideration transferred in relation to net assets acquired (identifiable assets acquired and liabilities assumed). If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain in a bargain purchase is recognized in the statement of income on the acquisition date.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating units of the Company that are expected to benefit from the synergies of combination, regardless of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed under these circumstances is measured based on the relative values of the disposed operation and the portion of the cash generating unit retained.

f.	Approval of consolidated financial statements

These consolidated financial statements were approved by the Board of Directors on April 29, 2024.

g.	New standards, amendments and interpretations of standards

The following standards/amendments were issued by the International Accounting Standards Board (IASB) and are effective for the year ended December 31, 2023. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 17 - Insurance Contracts

IFRS 17– Insurance Contracts is a new accounting standard with scope for insurance contracts, covering recognition and measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 - Insurance Contracts. IFRS 17 applies to all types of insurance contracts (such as life, non-life, direct insurance and reinsurance), regardless of the type of entities that issues them, as well as certain guarantees and financial instruments with discretionary participation characteristics; some scope exceptions will apply. The overall purpose of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is more useful and consistent for insurers, covering all relevant accounting matters. IFRS 17 is based on a general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (variable rate approach).
•	A streamlined approach (premium allocation approach) mainly for short-term contracts.

The new standard did not have an impact on the consolidated financial statements of the Company.

Definition of Accounting Estimates - Amendments to IAS 8

The amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors clarify the distinction between changes in accounting estimates, changes in accounting policies and correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.

The Company assessed that the changes in the standard did not have a significant impact on the Company’s consolidated financial statements.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2 – Making Materiality Judgements provide guidance and examples to help entities apply materiality judgments to accounting policy disclosures. The amendments aim to assist entities in providing more useful disclosures of accounting policies, replacing the requirement for entities to disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies. Moreover, it adds a guidance on how entities apply the concept of materiality when making decisions about disclosures of accounting policies.

The amendments had an impact on the disclosure of the Company’s accounting policies, but not on the measurement, recognition or presentation of items in the Company's financial statements.

Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction

- Amendments to IAS 12

The amendments to IAS 12 – Income Taxes narrow the scope of the initial recognition exception, so that it no longer applies to transactions that generate equal taxable and deductible temporary differences, such as leases and decommissioning liabilities.

The amendments did not affect the consolidated financial statements of the Company.

International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12

The amendments to IAS 12 were introduced in response to the OECD Pillar Two rules on BEPS and include the following:

•	A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from jurisdictional implementation of Pillar Two model rules; and
•	Disclosure requirements for affected entities to help users of financial statements better understand an entity’s exposure to Pillar Two income taxes arising from such legislation, especially before the effective date.

The mandatory temporary exception - the use of which must be disclosed - takes effect immediately. The remaining disclosure requirements apply to annual reporting periods beginning on or after January 1, 2023, but not to any interim period ending on or before December 31, 2023.

The amendments did not affect the consolidated financial statements of the Company.

The following new standards were issued by the International Accounting Standards Board (IASB), but are not effective for the year ended December 31, 2023:

Amendments to IFRS 16: Lease liabilities in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising from a sale and leaseback transaction, aiming to ensure that the seller-lessee does not recognize any gain or loss that relates to the right of use that it maintains.

The amendments are effective for annual financial statement periods beginning on or after January 1, 2024 and must be applied retrospectively to sale and leaseback transactions entered into after the initial application date of IFRS 16. Early adoption is allowed and this fact must be disclosed.

The Company does not expect a significant impact on the financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020 and October 2022, the IASB issued amendments to Paragraphs 69 to 76 of IAS 1 - Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current. The amendments clarify the following:

•	What is meant by the right to postpone settlement.
•	That the right to postpone must exist at the end of the financial reporting period.
•	That the classification is not affected by the likelihood that an entity will exercise its right of postponement.
•	That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification.

Moreover, a disclosure requirement was introduced when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement depends on the fulfillment of future covenants within twelve months.

The amendments apply to annual financial statements periods starting on or after January 1, 2024 and must be applied retrospectively.

The Company does not expect a significant impact on the financial statements.

Supplier financing agreements - Amendments to IAS 7 and IFRS 7

In May 2023, the IASB issued amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures to clarify the characteristics of supplier financing arrangements and require additional disclosures of those arrangements. The disclosure requirements in the amendments are intended to help users of financial statements understand the effects of supplier financing arrangements on an entity’s obligations, cash flows and liquidity risk exposure.

The amendments are effective for annual financial statement periods starting on or after January 1, 2024. Early adoption is permitted, but must be disclosed.

The Company is assessing the impact the amendments will have on financial statements.

The Enhancement and Standardization of Climate-Related Disclosures for Investors

On March 06, 2024, the SEC issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition.

The Company is currently assessing the impact of this rule for disclosure to investors.

(h)	Statements of cash flows

As part of our continuous process to improve the overall quality of the Company’s financial statements, and to promote greater comparability and consistency with other companies within the industry, we changed our accounting policy related to the presentation of purchases and sales of marketable securities in the statements of cash flows. Previously, the Company reported such transactions as an investing activity on a net basis (R$2.4 billion in 2022 and R$2.5 billion in 2021), in accordance with IAS 7 paragraph 22(b) and 23A(b). In connection with the new accounting policy, the Company reported such transactions as an investing activity on a gross basis, in accordance with IAS 7 paragraph 21. The Company also changed the presentation of interest income from marketable securities, that were previously reported as an investing activity (R$266.8 million in 2022 and R$173 million in 2021) to operating activity, in accordance with IAS 7 paragraph 33. The Company applied the change in accounting policy retrospectively, in accordance with IAS 8 paragraph 19(b).